Condensed Statements Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (92,972)	$ (317,541)	$ (183,908)
Interest expense and amortization of debt issuance costs and debt discount/premium	(328,898)	(259,876)	(258,971)
Foreign currency exchange (loss) gain, net	(3,604)	(20,680)	(6,403)
Gain on troubled debt restructuring	96,495	4,645	10,510
Others	2,178	7,748	5,298
Loss before income taxes	(239,311)	(1,608,142)	(1,043,215)
Equity in (loss) income from subsidiaries	226	(8,057)	(2,295)
Income tax expense	(30,373)	(29,069)	(8,844)
Net (loss) income	(269,684)	(1,637,211)	(1,052,059)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenue	0	0	0
General and administrative expenses	(23,406)	(98,651)	(4,910)
Provision for financial support guarantee to a subsidiary/a former subsidiary	(4,845)	(27,444)	0
Provision for guarantee obligation of a subsidiary's Preferred Shares	0	(387,816)	0
Interest expense and amortization of debt issuance costs and debt discount/premium	(131,607)	(31,204)	(31,758)
Foreign currency exchange (loss) gain, net	4,886	(8,569)	(692)
Gain on troubled debt restructuring	96,495	0	0
Others	0	124	0
Loss before income taxes	(58,477)	(553,560)	(37,360)
Equity in (loss) income from subsidiaries	71,472	(532,728)	(1,087,595)
Income tax expense	0	0	0
Net (loss) income	$ 12,995	$ (1,086,288)	$ (1,124,955)